Share Capital - Summary of Weighted Average Grant Date Fair Values (Detail)	12 Months Ended
	Dec. 31, 2022 CAD ($) yr $ / shares	Dec. 31, 2021 CAD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Expected stock price volatility	62.38%	60.42%
Expected life of options | yr	5	5
Risk free interest rate	2.87%	1.03%
Expected forfeitures	0.00%	0.00%
Expected dividend yield	0.00%	0.00%
Weighted average fair value per option granted | $	$ 3.01	$ 2.88
Weighted average exercise price | $ / shares	$ 5.47	$ 5.61